UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4062

GAM Funds Inc.

(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, NY 10017

(Address of principal executive offices)	(Zip code)

The Corporation Trust Inc. 300 E. Lombard St., Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-407-4600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

1

Item 1. Reports to Stockholders.

GAM Funds, Inc.

SEMI-ANNUAL REPORT (UNAUDITED)
FOR THE SIX MONTHS ENDED 30TH JUNE, 2006

GAM INTERNATIONAL EQUITY

GAM ASIA-PACIFIC EQUITY

GAM EUROPEAN EQUITY

GAMERICA

GAM GABELLI LONG/SHORT

This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information. Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in the Funds involve investment risk, including the possible loss of principal.

Investors should carefully consider the risks, investment objectives, charges and ongoing expenses of the Fund before making an investment.

GAM FUNDS, INC.

INVESTMENT ADVISERS:

GAM INTERNATIONAL MANAGEMENT LIMITED GAM USA INC. GAMCO INVESTORS, INC.

The GAM Group	GAM

The GAM group (a company of the Julius Baer Group) was founded in April 1983 by Gilbert de Botton. GAM’s corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long-term growth. The GAM group manages clients’ assets from nine offices worldwide and employs a worldwide staff of over 750 people.

For US investors, GAM offers GAM Funds, Inc. (the “Company”), an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. As of 30th June, 2006, the Company had the following five different investment portfolios, or series of shares: GAM International Equity; GAM Asia-Pacific Equity; GAM European Equity; GAMerica and GAM Gabelli Long/Short.

Please consider the risks, investment objectives, charges and ongoing expenses of the Fund before making an investment. For a prospectus containing this and other information please contact your  financial  consultant  or  call  GAM at
1-800-426-4685 (toll-free).

GAM International Equity	GAM

EXPENSE DISCLOSURE

HYPOTHETICAL $1,000 INVESTMENT

As a shareholder of the Fund, you can incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1st January, 2006 to 30th June, 2006.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples of other funds in this report or elsewhere.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. If these transactional costs were included, your costs would have been higher.

		Beginning Account Value 1st Jan 2006	Ending Account Value 30th Jun 2006	Expenses Paid During Period* 1/1/06-6/30/06

Class A	Actual	$1,000.00	$1,066.40	$9.82

	Hypothetical (Annualized 5% return before expenses)	1,000.00	1,015.27	9.59

Class B	Actual	$1,000.00	$1,063.00	$13.07

	Hypothetical (Annualized 5% return before expenses)	1,000.00	1,012.10	12.77

Class C	Actual	$1,000.00	$1,061.50	$14.24

	Hypothetical (Annualized 5% return before expenses)	1,000.00	1,010.96	13.91

*

Expenses are equal to the Fund’s annualized expense ratio of 1.92%, 2.56% and 2.79% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

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G A M I N T E R N A T I O N A L E Q U I T Y / R E P O R T T O S H A R E H O L D E R S

GAM International Equity

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2006 (UNAUDITED)

HOLDINGS	DESCRIPTION	MARKET VALUE US$

EQUITIES – 90.7%
	AUSTRALIA – 1.0%
189,000	ABC Learning Centres	897,826

		897,826

	FINLAND – 1.3%
60,300	Nokia Oyj	1,229,980

		1,229,980

	FRANCE – 7.2%
32,321	BNP Paribas	3,091,893
9,200	Bouygues	472,674
19,425	Credit Agricole	738,577
11,874	Sanofi-Aventis	1,157,896
20,300	Suez	843,193
14,300	Vivendi Universal	500,766

		6,804,999

	GERMANY – 9.5%
7,000	Allianz (Registered)	1,105,053
17,500	Bayer	803,830
25,400	Bayerische Motoren Werke	1,267,984
41,600	Commerzbank	1,512,066
10,200	Deutsche Bank	1,147,178
29,400	Deutsche Post	787,565
6,275	E.ON	721,939
11,300	Hypo Real Estate Holding	685,849
10,900	Siemens	947,709

		8,979,173

	IRELAND – 1.4%
56,000	Allied Irish Banks	1,349,110

		1,349,110

	ITALY – 2.4%
293,211	Unicredito Italiano	2,293,399

		2,293,399

	JAPAN – 13.6%
31,350	Canon	1,535,410
71,100	Mitsubishi	1,418,338
187	Mitsubishi UFJ Financial	2,612,074
19,300	Shin-Etsu Chemical	1,048,025
38,300	Sony	1,688,550
140,000	Sumitomo	1,844,341
254	Sumitomo Mitsui Financial	2,683,138

		12,829,876

	KOREA, REPUBLIC OF – 1.2%
*27,200	Lotte Shopping GDR	528,977
990	Samsung Electronics	629,217

		1,158,194

	NETHERLANDS – 7.1%
55,780	ABN AMRO	1,524,885
54,300	Fortis Group	1,850,848
41,800	ING Groep	1,641,673
51,700	Royal Dutch Shell Group A	1,737,777

		6,755,183

	NORWAY – 1.7%
19,900	Orkla	922,525
24,900	Statoil	706,193

		1,628,718

	SINGAPORE – 1.1%
110,000	Keppel	1,021,317

		1,021,317

	SPAIN – 1.4%
76,834	Telefonica	1,278,534

		1,278,534

	SWITZERLAND – 7.9%
17,000	Compagnie Financiere Richemont	777,333
4,800	Nestle (Registered)	1,505,022
50,400	Novartis (Registered)	2,724,324
14,800	Roche Holding Genussscheine	2,442,296

		7,448,975

	UNITED KINGDOM – 25.8%
118,400	Barclays	1,344,800
68,200	BHP Billiton	1,322,343
205,400	BP	2,393,700
640,900	BT Group	2,834,173
111,800	GlaxoSmithKline	3,122,414
204,756	HSBC Holdings	3,601,054
69,700	Lloyds TSB Group	684,731
622,000	Royal & Sun Alliance Insurance	1,546,311
104,500	Scottish & Newcastle	984,595
196,401	Scottish Power	1,490,423
244,800	Tesco	1,511,270
1,183,900	Vodafone Group	2,521,971
85,100	WPP Group	1,029,493

		24,387,278

	UNITED STATES – 8.1%
*56,400	Check Point Software Technologies	991,512
15,200	Infosys Technologies ADR	1,161,432
26,400	Kookmin Bank ADR	2,192,784
13,500	PetroChina ADR	1,457,595
11,200	Petroleo Brasileiro ADR	1,000,272
19,800	Sony ADR	871,992

		7,675,587

Total Equities (Cost $69,433,830)		85,738,149

4

G A M I N T E R N A T I O N A L E Q U I T Y / S T A T E M E N T O F I N V E S T M E N T S

GAM

HOLDINGS	DESCRIPTION	MARKET VALUE US$

TIME DEPOSITS – 8.2%
	GRAND CAYMAN – 8.2%
7,745,529	Wachovia (Grand Cayman) 4.50%, 2006-07-03	7,745,529

Total Time Deposits (Cost $7,745,529)		7,745,529

Total Investments (Cost $77,179,359) – 98.9%		93,483,678
Other Assets Less Liabilities – 1.1%		1,054,585

Total Net Assets – 100.0%		94,538,263

* Non-income producing security.

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See notes to financial statements.

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2006 (UNAUDITED)

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2006 (UNAUDITED)

5

G A M I N T E R N A T I O N A L E Q U I T Y / S T A T E M E N T O F I N V E S T M E N T S

GAM Asia-Pacific Equity

EXPENSE DISCLOSURE

HYPOTHETICAL $1,000 INVESTMENT

As a shareholder of the Fund, you can incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1st January, 2006 to 30th June, 2006.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples of other funds in this report or elsewhere.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. If these transactional costs were included, your costs would have been higher.

		Beginning Account Value 1st Jan 2006	Ending Account Value 30th Jun 2006	Expenses Paid During Period* 1/1/06-6/30/06

Class A	Actual	$1,000.00	$1,034.10	$9.73

	Hypothetical (Annualized 5% return before expenses)	1,000.00	1,015.22	9.64

*

Expenses are equal to the Fund’s annualized expense ratio of 1.93% for Class A, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

6

G A M A S I A - P A C I F I C E Q U I T Y / R E P O R T T O S H A R E H O L D E R S

GAM

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2006 (UNAUDITED)

HOLDINGS	DESCRIPTION	MARKET VALUE US$

EQUITIES – 101.8%
	AUSTRALIA – 15.4%
18,972	Babcock & Brown	305,438
34,000	BHP Billiton	731,858
64,000	Brambles Industries	522,544
44,000	Computershare	256,373
6,000	CSL	239,376
44,076	Promina	183,861
32,704	QBE Insurance	497,628
15,347	Rio Tinto	886,244
14,700	St. George Bank	320,022
15,382	Toll	160,413
9,000	Woodside Petroleum	293,931

		4,397,688

	CHINA – 1.8%
280,000	China Petroleum & Chemical-H	160,427
152,500	CNOOC	121,737
222,000	PetroChina-H	237,242

		519,406

	HONG KONG – 3.7%
13,000	Cheung Kong	140,934
67,503	Kerry Properties	230,319
14,500	Sun Hung Kai Properties	147,861
11,500	Swire Pacific A	118,676
434,000	Vision Grande	419,094

		1,056,884

	JAPAN – 71.3%
19,500	AEON	427,299
4,400	Aiful	234,702
9,000	Ajinomoto	99,550
32,000	Asahi Glass	405,360
27,000	Daiwa House Industry	431,359
59,000	Ebara	251,360
58,000	Fujitsu	449,134
22,200	Hitachi Construction Machinery	533,947
*75	Inpex	661,312
73,000	Itochu	640,491
17,000	JGC	292,226
19,000	KAO	496,792
26	Millea	483,478
61,000	Mitsubishi	1,216,858
140,000	Mitsubishi Heavy Industries	603,780
86	Mitsubishi UFJ Financial	1,201,275
56,000	Mitsui Sumitomo Insurance	702,536
35,000	Mitsui Trust Holdings	420,141
198,000	Nippon Steel	748,474
67,000	Nippon Yusen Kabushiki Kaisha	435,183
142	NTT Data	613,645
379	NTT DoCoMo	555,869
36,000	Oji Paper	204,601
77,000	Sekisui Chemical	664,158
25,000	Sekisui House	342,878
56,000	Sharp	883,915
32,300	Sony	1,424,025
37,000	Sumitomo	487,433
79,000	Sumitomo Chemical	657,960
126	Sumitomo Mitsui Financial	1,331,005
78,000	Taiheiyo Cement	287,363
110,000	Taisei	401,414
33,000	TonenGeneral Sekiyu KK	338,801
14,800	Toyota Motor	773,949
24,700	Yamaha Motor	644,751

		20,347,024

	KOREA, REPUBLIC OF – 1.3%
*700	Hynix Semiconductor GDR	22,470
2,810	Kookmin Bank	231,020
5,560	Woongjin Coway	121,895

		375,385

	SINGAPORE – 6.7%
87,000	Capitaland	247,276
147,000	Hong Kong Land	538,020
43,131	Jardine Strategic	465,815
33,000	Keppel	306,395
156,000	Singapore Exchange	346,831

		1,904,337

	TAIWAN – 1.6%
4,000	High Tech Computer	109,960
33,000	Hon Hai Precision Industry	203,858
80,459	Taiwan Semiconductor Manufacturing	145,135

		458,953

Total Equities (Cost $24,621,381)		29,059,677

Total Investments (Cost $24,621,381) – 101.8%		29,059,677
Liabilities in Excess of Other Assets – (1.8%)		(507,669)

Total Net Assets – 100.0%		28,552,008

* Non-income producing security.

Glossary:

GDR – Global Depositary Receipt

See notes to financial statements.

7

G A M A S I A - P A C I F I C E Q U I T Y / S T A T E M E N T O F I N V E S T M E N T S

GAM Asia-Pacific Equity

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2006 (UNAUDITED)

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2006 (UNAUDITED)

8

G A M A S I A - P A C I F I C E Q U I T Y / S T A T E M E N T O F I N V E S T M E N T S

GAM European Equity	GAM

EXPENSE DISCLOSURE

HYPOTHETICAL $1,000 INVESTMENT

As a shareholder of the Fund, you can incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1st January, 2006 to 30th June, 2006.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples of other funds in this report or elsewhere.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. If these transactional costs were included, your costs would have been higher.

		Beginning Account Value 1st Jan 2006	Ending Account Value 30th Jun 2006	Expenses Paid During Period* 1/1/06-6/30/06

Class A	Actual	$1,000.00	$1,129.20	$10.27

	Hypothetical (Annualized 5% return before expenses)	1,000.00	1,015.08	9.79

*

Expenses are equal to the Fund’s annualized expense ratio of 1.96% for Class A, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

9

G A M E U R O P E A N E Q U I T Y / R E P O R T T O S H A R E H O L D E R S

GAM European Equity

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2006 (UNAUDITED)

HOLDINGS	DESCRIPTION	MARKET VALUE US$

EQUITIES – 84.7%
	BELGIUM – 0.0%
*1,780	Umicore-Strip VVPR	182

		182

	FRANCE – 15.7%
2,150	Air Liquide	418,491
*6,900	Alstom	630,085
*379	Arkema	14,778
3,200	BNP Paribas	306,119
7,170	Bouygues	368,377
5,575	Carrefour	326,616
5,820	Credit Agricole	221,288
5,770	Electricite de France	303,823
3,170	Lagardere Groupe	233,767
1,830	L’Oreal	172,723
5,650	Publicis Groupe	218,074
2,430	Sanofi-Aventis	236,962
6,065	Suez	251,920
10,300	Total	677,283
6,815	Vivendi Universal	238,652

		4,618,958

	GERMANY – 13.7%
*3,450	Aareal Bank	130,074
2,370	Allianz (Registered)	374,139
14,400	Bayer	661,437
6,200	Bayerische Motoren Werke	309,508
22,100	Commerzbank	803,285
5,645	Deutsche Post	151,218
7,240	Deutsche Postbank	520,578
1,660	E.ON	190,983
3,060	Fresenius	509,386
4,250	Siemens	369,519

		4,020,127

	ITALY – 5.4%
9,350	Alleanza Assicurazioni	105,875
31,000	Banca Intesa RNC	168,185
15,695	ENI	461,959
7,070	Mediaset	83,310
5,400	Mediobanco	105,661
9,110	SanPaolo IMI	161,023
54,000	Telecom Italia	150,279
43,500	Unicredito Italiano	340,242

		1,576,534

	NETHERLANDS – 12.4%
12,500	ABN AMRO	341,719
22,700	Aegon	387,887
11,600	Fortis Group	395,393
8,345	Heineken	353,556
8,350	ING Groep	327,942
18,750	KPN	210,639
28,300	Royal Dutch Shell Group A	951,240
10,000	TNT	357,598
14,500	Unilever	328,567

		3,654,541

	SWEDEN – 1.1%
56,503	TeliaSonera	320,514

		320,514

	SWITZERLAND – 5.6%
6,350	Adecco	374,871
4,300	Credit Suisse Group (Registered)	240,157
12,000	Novartis (Registered)	648,649
2,350	Roche Holding Genussscheine	387,797

		1,651,474

	UNITED KINGDOM – 30.8%
3,865	Anglo American	158,451
12,275	BG Group	163,924
8,000	BHP Billiton	155,114
79,700	BP	928,812
418,000	BT Group	1,848,470
359,500	Cable & Wireless	764,154
54,000	Daily Mail & General Trust A	612,839
26,400	GlaxoSmithKline	737,314
74,950	HSBC Holdings	1,318,149
195,000	ITV	389,262
12,630	J Sainsbury	78,088
75,000	Kingfisher	330,624
142,000	Legal & General	336,612
28,196	Pearson	383,835
33,030	Prudential	373,022
3,000	Rio Tinto	158,533
53,655	Tesco	331,239

		9,068,442

Total Equities (Cost $22,990,206)		24,910,772

PREFERRED SHARES – 3.5%
	GERMANY – 3.5%
640	Porsche Pfd	618,184
16,300	ProSiebenSat. 1 Media Pfd	406,853

Total Preferred Shares (Cost $779,993)		1,025,037

TIME DEPOSITS – 12.9%
	GRAND CAYMAN – 12.9%
3,792,535	Wachovia (Grand Cayman)
	4.50%, 2006-07-03	3,792,535

Total Time Deposits (Cost $3,792,535)		3,792,535

Total Investments (Cost $27,562,734) – 101.1%		29,728,344
Liabilities in Excess of Other Assets – (1.1%)		(329,729)

Total Net Assets – 100.0%		29,398,615

* Non-income producing security.

See notes to financial statements.

10

G A M E U R O P E A N E Q U I T Y / S T A T E M E N T O F I N V E S T M E N T S

GAM

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2006 (UNAUDITED)

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2006 (UNAUDITED)

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G A M E U R O P E A N E Q U I T Y / S T A T E M E N T O F I N V E S T M E N T S

GAMerica

EXPENSE DISCLOSURE

HYPOTHETICAL $1,000 INVESTMENT

As a shareholder of the Fund, you can incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1st January, 2006 to 30th June, 2006.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples of other funds in this report or elsewhere.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. If these transactional costs were included, your costs would have been higher.

		Beginning Account Value 1st Jan 2006	Ending Account Value 30th Jun 2006	Expenses Paid During Period* 1/1/06-6/30/06

Class A	Actual	$1,000.00	$961.60	$8.80

	Hypothetical (Annualized 5%return before expenses)	1,000.00	1,015.82	9.05

Class B	Actual	$1,000.00	$958.20	$12.18

	Hypothetical (Annualized 5%return before expenses)	1,000.00	1,012.35	12.52

Class C	Actual	$1,000.00	$956.90	$13.48

	Hypothetical (Annualized 5%return before expenses)	1,000.00	1,011.01	13.86

*

Expenses are equal to the Fund’s annualized expense ratio of 1.81%, 2.51% and 2.78% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

12

G A M E R I C A / R E P O R T T O S H A R E H O L D E R S

GAM

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2006 (UNAUDITED)

HOLDINGS	DESCRIPTION	MARKET VALUE US$

EQUITIES – 99.6%
	AUTOMOBILES & COMPONENTS – 6.0%
*55,000	Keystone Automotive Industries	2,322,100
*10,624	LKQ	201,856

		2,523,956

	CAPITAL GOODS – 9.6%
*40,000	Gerber Scientific	520,400
*374,060	Power-One	2,468,796
*40,000	Trex	1,035,600

		4,024,796

	DIVERSIFIED FINANCIALS – 5.9%
17,500	Bear Stearns Companies	2,451,400

		2,451,400

	ENERGY – 3.8%
*5,000	Complete Production Services	118,200
62,537	Williams Companies	1,460,864

		1,579,064

	FOOD, BEVERAGE & TOBACCO – 3.5%
50,000	Delta & Pine Land	1,470,000

		1,470,000

	HEALTH CARE EQUIPMENT &
	SERVICES – 3.4%
7,208	Alcon	710,349
*15,600	Sierra Health Services	702,468

		1,412,817

	INSURANCE – 14.3%
45,000	Chubb	2,245,500
41,500	Infinity Property & Casualty	1,701,500
122,500	Scottish Re Group	2,043,300

		5,990,300

	MATERIALS – 2.1%
*50,000	Huntsman	866,000

		866,000

	MEDIA – 0.4%
*40,000	Edgar Online	188,000

		188,000

	PHARMACEUTICALS & BIOTECHNOLOGY – 6.5%
*797,759	Inflazyme Pharmaceuticals	75,169
*267,825	Neopharm	1,427,507
27,200	Wyeth	1,207,952

		2,710,628

	RETAILING – 31.1%
54,000	Best Buy	2,961,360
*82,000	Conn’s	2,177,100
123,000	Dollar General	1,719,540
185,077	Fred’s A	2,470,778
33,000	Michaels Stores	1,360,920
110,000	United Auto Group	2,348,500

		13,038,198

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.1%
*25,000	AMIS Holdings	250,000
*8,700	Microsemi	212,106

		462,106

SOFTWARE & SERVICES – 3.6%
133	CA	2,733
*10,000	Knova Software	35,000
*50,000	Retalix	1,115,500
*40,000	TRX	360,400

		1,513,633

	TRANSPORTATION – 8.3%
*50,000	Universal Truckload Services	1,706,500
*100,000	USA Truck	1,782,000

		3,488,500

Total Equities (Cost $27,722,500)		41,719,398

TIME DEPOSITS – 2.0%
	UNITED KINGDOM – 2.0%
858,807	Bank of America (London)
	4.50%, 2006-07-03	858,807

Total Time Deposits (Cost $858,807)		858,807

Total Investments (Cost $28,581,307) – 101.6%		42,578,205
Liabilities in Excess of Other Assets – (1.6%)		(690,862)

Total Net Assets – 100.0%		41,887,343

*	Non-income producing security.

See notes to financial statements.

13

G A M E R I C A / S T A T E M E N T O F I N V E S T M E N T S

GAMerica

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2006 (UNAUDITED)

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2006 (UNAUDITED)

14

G A M E R I C A / S T A T E M E N T O F I N V E S T M E N T S

GAM Gabelli Long/Short	GAM

EXPENSE DISCLOSURE

HYPOTHETICAL $1,000 INVESTMENT

As a shareholder of the Fund, you can incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1st January, 2006 to 30th June, 2006.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples of other funds in this report or elsewhere.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. If these transactional costs were included, your costs would have been higher.

		Beginning Account Value 1st Jan 2006	Ending Account Value 30th Jun 2006	Expenses Paid During Period* 1/1/06-6/30/06

Class A	Actual	$1,000.00	$1,087.30	$13.46

	Hypothetical (Annualized 5% return before expenses)	1,000.00	1,011.85	13.02

Class B	Actual	$1,000.00	$1,084.00	$16.48

	Hypothetical (Annualized 5% return before expenses)	1,000.00	1,008.93	15.94

Class C	Actual	$1,000.00	$1,084.20	$17.15

	Hypothetical (Annualized 5% return before expenses)	1,000.00	1,008.28	16.58

*

Expenses are equal to the Fund’s annualized expense ratio of 2.61%, 3.20% and 3.33% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

15

G A M G A B E L L I L O N G / S H O R T / R E P O R T T O S H A R E H O L D E R S

GAM Gabelli Long/Short

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2006 (UNAUDITED)

HOLDINGS	DESCRIPTION	MARKET VALUE US$

EQUITIES – 93.3%
	AUTOMOBILES & COMPONENTS – 0.9%
#3,000	BorgWarner	195,300
#18,000	Dana	48,960

		244,260

	BANKS – 0.8%
#3,000	PNC Financial Services	210,510

		210,510

	CAPITAL GOODS – 10.8%
*2,000	Cavalier Homes	10,600
#*6,000	Champion Enterprises	66,240
#1,500	Cooper Industries	139,380
8,000	Crane	332,800
*7,000	Fairchild Corporation	14,560
*6,000	Flowserve	341,400
#16,000	Honeywell International	644,800
2,000	ITT Industries	99,000
4,000	Kaman	72,800
*10,000	Navistar International	246,100
6,500	Precision Castparts	388,440
2,800	Roper Industries	130,900
*8,000	Thomas & Betts	410,400
1,600	Watts Water Technologies A	53,680

		2,951,100

	COMMERCIAL SERVICES & SUPPLIES – 0.8%
#10,000	Sensient Technologies	209,100

		209,100

	CONSUMER SERVICES – 0.5%
*1,000	Aztar	51,960
*16,000	Magna Entertainment A	84,160

		136,120

	DIVERSIFIED FINANCIALS – 8.1%
#18,000	American Express	957,960
#5,000	Ameriprise Financial	223,350
#10,000	Citigroup	482,400
#*8,999	Discovery Holding A	131,656
5,000	Mellon Financial	172,150
10,000	SWS Group	241,200

		2,208,716

	ENERGY – 6.9%
*25,000	BlackRock Ventures	541,796
3,000	Chevron	186,180
#30,000	El Paso	450,000
#2,000	Exxon Mobil	122,700
2,000	Kerr McGee	138,700
5,500	RPC	133,540
5,000	Western Gas Resource	299,250

		1,872,166

	FOOD & STAPLES RETAILING – 0.5%
1,700	Brown-Forman	122,060

		122,060

	FOOD, BEVERAGE & TOBACCO – 11.0%
1,000	Campbell Soup	37,110
#18,000	Coca-Cola	774,360
5,000	Diageo ADR	337,750
500	Flowers Foods	14,320
1,500	Fomento Economico Mexicano	125,580
#15,000	General Mills	774,900
*4,700	Genesee	7,097
4,000	Groupe Danone	507,897
8,000	HJ Heinz	329,760
433	Pernod Ricard	85,776

		2,994,550

	HEALTH CARE EQUIPMENT & SERVICES – 1.6%
*500	BioLase Technology	4,200
*6,000	Laserscope	184,860
*4,500	Zimmer Holdings	255,240

		444,300

	HOUSEHOLD & PERSONAL PRODUCTS – 1.5%
2,000	Avon Products	62,000
#6,000	Procter & Gamble	333,600

		395,600

	INSURANCE – 0.5%
#2,500	American International Group	147,625

		147,625

	MATERIALS – 2.5%
7,000	Falconbridge	369,950
3,000	Ferro	47,880
4,000	Newmont Mining	211,720
1,000	Sealed Air	52,080

		681,630

	MEDIA – 26.2%
#27,000	Cablevision Systems	579,150
5,000	CBS A	135,300
2,500	CBS B	67,625
*12,000	Crown Media	49,440
*16,000	DIRECTV	264,000
#8,000	Dow Jones & Company	280,080
*7,000	EchoStar Communications A	215,670
*8,500	Fisher Communications	358,105
*70,000	Gemstar-TV Guide International	246,400
#30,000	Gray Television	173,700
#*3,114	Liberty Global A	66,951
#*3,999	Liberty Media Holding A	334,996
#*4,999	Liberty Media Interactive A	86,283
*8,000	Lin TV A	60,400
#72,000	News Corporation A	1,380,960
*6,000	PRIMEDIA	10,980
26,000	Sinclair Broadcast Group	222,560
#65,000	Time Warner	1,124,500
#23,000	Tribune	745,890
*5,500	Viacom A	197,725
#9,500	Vivendi Universal ADR	331,645
#6,000	Walt Disney	180,000
#*10,000	Young Broadcasting A	31,400

		7,143,760

16

G A M G A B E L L I L O N G / S H O R T / S T A T E M E N T O F I N V E S T M E N T S

GAM Gabelli Long/Short	GAM

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2006 (UNAUDITED)

HOLDINGS	DESCRIPTION	MARKET VALUE US$

	PHARMACEUTICALS & BIOTECHNOLOGY – 3.9%
936	Allergan	100,395
#5,000	Eli Lilly	276,350
#27,000	Pfizer	633,690
*2,000	Serologicals	62,880

		1,073,315

	REAL ESTATE – 0.3%
#*12,000	Southern Energy Homes	81,000

		81,000

	RETAILING – 3.8%
*15,000	CSK Auto	179,550
#16,000	Genuine Parts	666,560
*7,000	IAC/InterAcitveCorp	185,430

		1,031,540

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.9%
*3,000	MoSys	23,460
#16,000	Texas Instruments	484,640

		508,100

	SOFTWARE & SERVICES – 0.8%
*7,000	Yahoo!
		231,000

		231,000

	TECHNOLOGY HARDWARE & EQUIPMENT – 0.9%
#12,000	Motorola	241,800

		241,800

	TELECOMMUNICATION SERVICES – 6.1%
*20,000	Cincinnati Bell	82,000
#*2,000	Embarq	81,980
#40,000	Sprint Nextel	799,600
#4,000	Telephone & Data Systems	165,600
#2,000	Telephone & Data Systems Special	77,800
#*7,500	US Cellular	454,500

		1,661,480

	UTILITIES – 3.0%
*10,000	Allegheny Energy	370,700
14,000	DPL	375,200
#*4,000	El Paso Electric	80,640

		826,540

Total Equities (Cost $21,928,688)		25,416,272

TIME DEPOSITS – 17.5%
	GRAND CAYMAN – 17.5%
4,775,669	Wachovia (Grand Cayman)
	4.50% , 2006-07-03	4,775,669

Total Time Deposits (Cost $4,775,669)		4,775,669

Total Investments (Cost $26,704,357) – 110.8%		30,191,941
Liabilities in Excess of Other Assets – (10.8%)		(2,944,659)

Total Net Assets – 100.0%		27,247,282

# Part or all of the security segregated as collateral.

* Non-income producing security.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

17

G A M G A B E L L I L O N G / S H O R T / S T A T E M E N T O F I N V E S T M E N T S

GAM Gabelli Long/Short

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2006 (UNAUDITED)

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2006 (UNAUDITED)

18

G A M G A B E L L I L O N G / S H O R T / S T A T E M E N T O F I N V E S T M E N T S

GAM

THIS PAGE INTENTIONALLY LEFT BLANK

Statements of Assets and Liabilities

as at 30th June, 2006 (unaudited)

	GAM International Equity	GAM Asia-Pacific Equity	GAM European Equity

Assets (in US$)
Investments in securities at value	$93,483,678	$29,059,677	$29,728,344
Cash - Foreign currencies at value	785	8,822	51,277
Receivables:
Securities sold	3,929,824	387,155	905,715
Capital shares sold	397,490	—	—
Dividends, interest and other	392,213	113,995	86,728
Other assets	53,200	13,181	16,174

Total assets	98,257,190	29,582,830	30,788,238

Liabilities
Due to custodian	—	380,428	—
Payables:
Securities purchased	1,988,442	92,973	722,803
Capital shares redeemed	1,224,248	411,008	512,587
Due to broker	—	—	—
Accrued investment advisory fee	236,939	83,773	83,174
Accrued distribution fee	29,481	9,955	11,964
Accrued expenses and other	239,817	52,685	59,095

Total liabilities	3,718,927	1,030,822	1,389,623

Net assets	$94,538,263	$28,552,008	$29,398,615

Source of net assets
Net capital paid in on shares of capital stock (Note 4)	$180,427,609	$36,365,462	$19,677,204
Undistributed (accumulated) net investment income (loss)	523,277	(341,190)	311,015
Undistributed (accumulated) net realized gains (losses)	(102,707,725)	(11,913,019)	7,238,155
Net unrealized appreciation on investments and foreign currencies	16,295,102	4,440,755	2,172,241

Net assets	$94,538,263	$28,552,008	$29,398,615

Class A shares outstanding (shares authorized in millions: 260, 60, 60, 30 and 25)	3,567,900	2,045,171	1,848,401
Class A net assets	$83,627,000	$28,552,008	$29,398,615
Net asset value and redemption value per share (Note 4)	$23.44	$13.96	$15.90
Offering price per share (100/94.5 x net asset value per share reduced on sales of $50,000 or more)	$24.80	$14.77	$16.83
Class B shares outstanding (shares authorized in millions: 140, -, -, 20 and 20)	294,916	—	—
Class B net assets	$6,871,109	—	—
Net asset value and offering price per share (Note 4)	$23.30	—	—
Class C shares outstanding (shares authorized in millions: 75, -, -, 15 and 10)	172,173	—	—
Class C net assets	$4,040,154	—	—
Net asset value and redemption value per share (Note 4)	$23.47	—	—

Identified cost of investments	$77,179,359	$24,621,381	$27,562,734
Identified cost of foreign currency	$751	$8,691	$51,371

†	$13,494,808 segregated as collateral.
*	Restricted cash of $314,904 on deposit as margin for futures contracts.

See notes to financial statements.

20

G A M F U N D S I N C / S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S

GAM

	GAMerica	GAM Gabelli Long/Short

Assets (in US$)
Investments in securities at value	$42,578,205	$30,191,941†
Cash - Foreign currencies at value	—	314,904*
Receivables:
Securities sold	—	—
Capital shares sold	104,829	—
Dividends, interest and other	16,375	24,783
Other assets	8,172	5,219

Total assets	42,707,581	30,536,847

Liabilities
Due to custodian	—	—
Payables:
Securities purchased	—	354,190
Capital shares redeemed	605,301	70,844
Due to broker	—	2,677,274
Accrued investment advisory fee	109,366	94,812
Accrued distribution fee	17,010	17,845
Accrued expenses and other	88,561	74,600

Total liabilities	820,238	3,289,565

Net assets	$41,887,343	$27,247,282

Source of net assets
Net capital paid in on shares of capital stock (Note 4)	$20,555,011	$33,539,514
Undistributed (accumulated) net investment income (loss)	(329,177)	(269,637)
Undistributed (accumulated) net realized gains (losses)	7,664,611	(9,443,543)
Net unrealized appreciation on investments and foreign currencies	13,996,898	3,420,948

Net assets	$41,887,343	$27,247,282

Class A shares outstanding (shares authorized in millions: 260, 60, 60, 30 and 25)	1,265,025	1,506,057
Class A net assets	$32,659,869	$14,624,265
Net asset value and redemption value per share (Note 4)	$25.82	$9.71
Offering price per share (100/94.5 x net asset value per share reduced on sales of $50,000 or more)	$27.32	$10.28
Class B shares outstanding (shares authorized in millions: 140, -, -, 20 and 20)	259,178	390,335
Class B net assets	$6,417,978	$3,728,524
Net asset value and offering price per share (Note 4)	$24.76	$9.55
Class C shares outstanding (shares authorized in millions: 75, -, -, 15 and 10)	114,913	933,656
Class C net assets	$2,809,496	$8,894,493
Net asset value and redemption value per share (Note 4)	$24.45	$9.53

Identified cost of investments	$28,581,307	$26,704,357
Identified cost of foreign currency	—	—

21

G A M F U N D S I N C / S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S

Statements of Operations

for the six months ended 30th June, 2006 (unaudited)

	GAM International Equity	GAM Asia-Pacific Equity	GAM European Equity

Investment income (in US$)
Dividends (net of foreign taxes withheld of $181,582, $18,427, $103,384, $3,480 and $6,230)	$1,509,715	$331,105	$661,357
Interest	114,269	11,222	22,141

	1,623,984	342,327	683,498

Expenses
Investment advisory fee (Note 2)	538,952	194,792	190,373
Custodian fees and expenses	65,576	57,096	58,868
Transfer agent fees and expenses	140,957	19,285	13,961
Shareholder servicing fees -Class A	23,501	3,452	4,905
Shareholder servicing fees -Class B	159	—	—
Shareholder servicing fees -Class C	148	—	—
Distribution fee - Class A (Note 2)	143,285	58,438	57,112
Distribution fee - Class B (Note 2)	39,583	—	—
Distribution fee - Class C (Note 2)	21,752	—	—
Professional fees and other expenses	29,498	23,514	27,313
Administrative expenses	52,485	18,120	19,358
Printing	54,866	4,185	3,504
Filing fees - Class A	11,957	11,103	11,520
Filing fees - Class B	442	—	—
Filing fees - Class C	5,101	—	—
Directors’ fees and other expenses	6,219	6,219	4,606
Other	—	188	—

Total operating expenses	1,134,481	396,392	391,520
Less: expenses waived (Notes 2)	(53,895)	(19,479)	(19,037)

Net expenses	1,080,586	376,913	372,483

Net Investment income (loss)	543,398	(34,586)	311,015

Realized and unrealized gain (loss) on investments and foreign currency
Net realized gain (loss) on:
Investments	4,540,069	5,482,354	6,160,901
Securities sold short	—	—	—
Futures	(37,479)	—	34,191
Foreign currency transactions	46,684	(73,599)	(123,125)

	4,549,274	5,408,755	6,071,967

Net change in unrealized appreciation (depreciation) on:
Investments	2,669,033	(3,795,848)	(1,828,822)
Securities sold short	—	—	—
Futures	(491,233)	—	4,367
Foreign currency translation of assets and liabilities other than investments	(297,800)	2,454	6,344

	1,880,000	(3,793,394)	(1,818,111)

Net gain (loss) on investments and foreign currencies	6,429,274	1,615,361	4,253,856

Net increase (decrease) on net assets from operations	$6,972,672	$1,580,775	$4,564,871

†	Includes performance fee of $43,054.

See notes to financial statements.

22

G A M F U N D S I N C / S T A T E M E N T S O F O P E R A T I O N S

GAM

	GAMerica	GAM Gabelli Long/Short

Investment income (in US$)
Dividends (net of foreign taxes withheld of $181,582, $18,427, $103,384, $3,480 and $6,230)	$185,853	$166,070
Interest	—	—

	185,853	166,070

Expenses
Investment advisory fee (Note 2)	259,844	180,567 †
Custodian fees and expenses	7,497	26,580
Transfer agent fees and expenses	52,003	39,241
Shareholder servicing fees -Class A	4,768	1,946
Shareholder servicing fees -Class B	2,277	—
Shareholder servicing fees -Class C	1,361	—
Distribution fee - Class A (Note 2)	60,641	23,689
Distribution fee - Class B (Note 2)	38,798	19,856
Distribution fee - Class C (Note 2)	18,910	49,013
Professional fees and other expenses	28,354	29,918
Administrative expenses	34,216	29,170
Printing	15,088	9,251
Filing fees - Class A	9,867	9,726
Filing fees - Class B	765	805
Filing fees - Class C	5,232	8,525
Directors’ fees and other expenses	1,393	4,652
Other	—	—

Total operating expenses	541,014	432,939
Less: expenses waived (Notes 2)	(25,984)	—

Net expenses	515,030	432,939

Net Investment income (loss)	(329,177)	(266,869)

Realized and unrealized gain (loss) on investments and foreign currency
Net realized gain (loss) on:
Investments	4,500,181	4,626,001
Securities sold short	—	(896,223)
Futures	—	186,009
Foreign currency transactions	—	9,722

	4,500,181	3,925,509

Net change in unrealized appreciation (depreciation) on:
Investments	(5,829,451)	(136,706)
Securities sold short	—	(938,454)
Futures	—	(66,750)
Foreign currency translation of assets and liabilities other than investments	—	(678)

	(5,829,451)	(1,142,588)

Net gain (loss) on investments and foreign currencies	(1,329,270)	2,782,921

Net increase (decrease) on net assets from operations	$(1,658,447)	$2,516,052

23

G A M F U N D S I N C / S T A T E M E N T S O F O P E R A T I O N S

Statements of Changes in Net Assets

for the six months ended 30th June, 2006 (unaudited)
and the year ended 31st December, 2005

	GAM International Equity		GAM Asia-Pacific Equity		GAM European Equity

	2006	2005	2006	2005	2006	2005

Increase/(Decrease) in net assets from:

Operations
Net investment income (loss)	$543,398	$979,062	$(34,586)	$(89,538)	$311,015	$264,777
Net realized gain on investments and foreign currencie	4,549,274	19,116,561	5,408,755	3,009,275	6,071,967	5,706,175
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,880,000	(6,364,967)	(3,793,394)	4,598,430	(1,818,111)	(2,637,431)

Net increase (decrease) in net asset from operation	6,972,672	13,730,656	1,580,775	7,518,167	4,564,871	3,333,521

Distribution to shareholders from:
Net investment income
Class A	—	(762,047)	—	(328,103)	—	(148,127)
Class B	—	(1,083)	—	—	—	—
Net realized gain on investments
Class A	—	—	—	—	—	(479,706)
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—

Total distribution	—	(763,130)	—	(328,103)	—	(627,833)

Capital share transactions (Note 4)	(21,167,858)	(30,039,974)	(13,235,381)	6,998,760	(11,921,936)	(325,436)
Redemption fee (Note 4)	2,428	5,438	2,145	1,593	10,814	—

Net increase (decrease) in net assets from capital share transactions	(21,165,430)	(30,034,536)	(13,233,236)	7,000,353	(11,911,122)	(325,436)

Total increase (decrease) in net assets	(14,192,758)	(17,067,010)	(11,652,461)	14,190,417	(7,346,251)	2,380,252
Net assets
Beginning of period	108,731,021	125,798,031	40,204,469	26,014,052	36,744,866	34,364,614

End of period	$94,538,263	$108,731,021	$28,552,008	$40,204,469	$29,398,615	$36,744,866

Undistributed (accumulated) net investment income (loss), end of period	$523,277	$(20,121)	$(341,190)	$(306,604)	$311,015	$—

See notes to financial statements.

24

G A M F U N D S I N C / S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

GAM

	GAMerica		GAM Gabelli Long/Short

	2006	2005	2006	2005

Increase/(Decrease) in net assets from:

Operations
Net investment income (loss)	$(329,177)	$(653,142)	$(266,869)	$(478,909)
Net realized gain on investments and foreign currencie	4,500,181	4,642,615	3,925,509	2,462,458
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,829,451)	3,724,721	(1,142,588)	(2,880,710)

Net increase (decrease) in net asset from operation	(1,658,447)	7,714,194	2,516,052	(897,161)

Distribution to shareholders from:
Net investment income
Class A	—	—	—	—
Class B	—	—	—	—
Net realized gain on investments
Class A	—	(1,230,828)	—	—
Class B	—	(238,972)	—	—
Class C	—	(123,467)	—	—

Total distribution	—	(1,593,267)	—	—

Capital share transactions (Note 4)	(12,340,941)	(19,328,109)	(7,480,355)	(11,172,364)
Redemption fee (Note 4)	—	—	—	—

Net increase (decrease) in net assets from capital share transactions	(12,340,941)	(19,328,109)	(7,480,355)	(11,172,364)

Total increase (decrease) in net assets	(13,999,388)	(13,207,182)	(4,964,303)	(12,069,525)
Net assets
Beginning of period	55,886,731	69,093,913	32,211,585	44,281,110

End of period	$41,887,343	$55,886,731	$27,247,282	$32,211,585

Undistributed (accumulated) net investment income (loss), end of period	$(329,177)	$—	$(269,637)	$(2,768)

25

G A M F U N D S I N C / S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

Notes to Financial Statements	GAM

as at 30th June, 2006 (unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the “Company”), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of five portfolios: GAM International Equity (formerly GAM International Fund); GAM Asia-Pacific Equity (formerly GAM Pacific Basin Fund); GAM European Equity (formerly GAM Europe Fund); GAMerica (formerly GAMerica Capital Fund); and GAM Gabelli Long/Short (formerly GAM Gabelli Long/Short Fund) (the “Funds”).

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM International Equity invests primarily in securities of companies in Europe, Canada and the Asia-Pacific Region. GAM Asia-Pacific Equity invests primarily in securities of companies in the Asia-Pacific Region. GAM European Equity invests primarily in securities of companies in Europe. GAMerica invests primarily in securities of companies in the United States. GAM Gabelli Long/Short invests primarily in the stocks of selected large and mid-capitalization North American companies.

The Company offers Class A, B and C Shares of GAM International Equity, GAMerica and GAM Gabelli Long/Short. The Class B Shares of these Funds are only available through exchanges with other Funds’ Class B Shares and through reinvestment of dividends for existing Class B shareholders. The Company offers only Class A Shares of GAM Asia-Pacific Equity and GAM European Equity. Class A shares are sold with a front-end sales charge of up to 5.5%. Effective 1st January, 2003 Class B shares sales were suspended for new purchases. Prior to this date, Class B shares were sold with a contingent deferred sales charge, which declined from 5.0% to zero depending on the period of time the shares were held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1.0%. The three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. On 26th April, 2005, Class B shares of GAM European Equity and Class C shares of GAM Asia-Pacific Equity, GAM European Equity was reorganized into Class A shares. On 23rd June, 2005, Class B shares of GAM Asia-Pacific Equity were reorganized into Class A shares. Each portfolio of the Company, GAMerica and GAM Gabelli Long/Short, imposes a 1.00% redemption fee to be retained by the Fund, on Class A shares redeemed (including in connection with an exchange) 90 days or less from their date of purchase. Redemption fees are used to offset transaction costs and other expenses associated with short-term investing and are recorded by the Funds as a reduction of shares redeemed and as a credit to paid-in-capital. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF SECURITIES

Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded in the over-the-counter market are valued at the last sale price, or, lacking any sales, at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value, as determined by or under the direction of the Board of Directors.

When determining fair value, the Funds’ advisers and management will consider certain factors which may include type of security; financial statements of the issuer; cost at date of purchase; size of holdings; and any information as to any transaction in the security including the acquisition price and the number of days since that transaction traded.

FOREIGN CURRENCY

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, forwards, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts

26

G A M F U N D S I N C / N O T E S T O F I N A N C I A L S T A T E M E N T S

GAM

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds’ equity therein, representing unrealized gain or loss on the contracts, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

FUTURES CONTRACTS

Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds’ custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds’ agent in acquiring the futures positions). These deposits are made by the Funds as a partial guarantee of their performance under the contract. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received daily on domestically traded futures as appreciation or depreciation in the value of these contracts. Realized gains or losses are recorded when a contract is closed.

OPTION CONTRACTS

The Funds may purchase and write (sell) call and put options on securities, currencies and futures contracts for hedging and other purposes. Call and put options give the Funds the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be exercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining the realized gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.

SECURITIES SOLD SHORT

GAM International Equity, GAM European Equity and GAM Gabelli Long/Short may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund will incur a realized loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the position is closed out. The Fund will realize a gain if the security declines in price between those dates.

FEDERAL INCOME TAXES

It is each Fund’s policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Permanent book and tax basis

27

G A M F U N D S I N C / N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements continued

differences relating to shareholder distributions may result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and net realized gain on investments and foreign currency. The calculation of net investment income (loss) per share in the Financial Highlights excludes these adjustments. Undistributed (accumulated) net investment income (loss) and undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

OTHER

Securities transactions are recorded on trade date. Realized gains and losses are reported on an identified cost basis. Interest is accrued on a daily basis. Dividend income and dividend expense are recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Funds. Interest expense primarily relates to custodian bank overdraft charges incurred during the year. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets or shareholder accounts of each Fund to the combined net assets or shareholder accounts of the Company. Other expenses are charged to each Fund on a specific identification basis. Realized and unrealized gains and losses and net investment income (loss) for each Fund, other than class specific expenses, are allocated daily to each class of shares within a Fund based upon the relative proportion of net assets of each class.

In the normal course of business the Funds’ Administrators and Investment Advisers may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

GAM International Management Limited (“GIML”), the Investment Adviser of GAM International Equity, GAM Asia-Pacific Equity, GAM European Equity and GAMerica, and GAM USA Inc. (“GAM USA”), each receives an advisory fee under agreements with the Company. Effective 1st January, 2005, for GAM International Equity, GAM Asia-Pacific Equity and GAM European Equity, the advisory fee is 1.00% per annum of average daily net assets up to and including $500 million, 0.90% per annum of average daily net assets greater than $500 million and up to and including $1 billion, and 0.85% per annum of average daily net assets greater than $1 billion. For GAMerica, the advisory fee is 1.00% per annum of average daily net assets up to and including $250 million, 0.90% per annum of average daily net assets greater than $250 million and up to and including $1 billion, and 0.85% per annum of average daily net assets greater than $1 billion. Prior to 1st January, 2005, the advisory fee for each of these Funds was 1.00% per annum of the respective Fund’s average daily net assets regardless of assets level. On 4th October, 2002, the Funds’ Board of Directors approved the appointment of GAMCO Investors, Inc. (“GAMCO”) and GIML as Co-Investment Advisers to GAM Gabelli Long/Short, pursuant to separate Investment Advisory Agreements between GAM Gabelli Long/Short and each Co-Investment Adviser, effective as of the opening of the New York Stock Exchange on 9th October, 2002. GAMCO is not affiliated with either GIML or GAM USA. For their services to GAM Gabelli Long/Short, GAMCO and GIML (the “Co-Investment Advisers”) receive an advisory fee comprised of two components, of which GAMCO receives two-thirds and GIML receives one-third. The first component is a base fee equal to 1.50%, annualized, of the GAM Gabelli Long/Short’s average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how GAM Gabelli Long/Short has performed relative to the S&P 500 Composite Stock Price Index (the “S&P”), the Fund’s benchmark. The base fee is increased (or decreased) by a performance adjustment at the monthly rate of 1/12th of 0.125% for each whole percentage point that the Fund’s investment performance is 3.00% better (or worse) than the performance of the S&P during the performance period, which is a rolling twelve-month period. The maximum performance adjustment upward or downward is 0.50% annualized. Depending on the performance of the GAM Gabelli Long/Short, during any twelve-month period, the two Co-Investment Advisers together may receive as much as a combined 2.00% or as little as a combined 1.00% in advisory fees. Prior to 9th October, 2002, GAM USA received the base fee described above for managing GAM Gabelli Long/Short. During the twelve month period beginning 9th October, 2002, the effective date of the Investment Advisory Agreements for the Fund, the advisory fee was charged at the base fee of 1.50%, with no performance adjustment made. For the six months ended 30th June, 2006, the performance adjustment is included in the Statement of Operations. In the event the total advisory fee for any monthly period is less than 1.20% annualized, GAMCO will receive 60%, and GIML will receive 40%, of such fee. For the six months ending 30th June, 2006, the Investment Advisers have voluntarily agreed to waive a portion of their advisory fees in the amount of 0.10% per annum for all the Funds except for GAM Gabelli Long/Short. The advisory fees waived for the six months ended 30th June, 2006 are included in the Statement of Operations.

28

G A M F U N D S I N C / N O T E S T O F I N A N C I A L S T A T E M E N T S

GAM

GAM Services Inc. (“GAM Services”) acts as principal underwriter of the Funds. Front end sales charges are waived for Class A purchases of $1 million or more, but may be subject to contingent deferred sales charges of 1.00% for shares sold within 12 months of purchase.

Effective 2nd December, 2005, the Company entered into a Class A Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund’s average net assets attributable to Class A shares. Effective 2nd December, 2005, the Company entered into a Class B Distribution Plan and Class C Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund’s average net assets attributable to Class B and Class C shares.

On 5th September, 2005, UBS AG (“UBS”) and Julius Baer Holding Ltd. (“Julius Baer”) entered into a definitive sale and purchase agreement pursuant to which Julius Baer agreed to purchase from UBS (the “Transaction”) all issued and outstanding voting securities of GAM Holding AG, whose principal executive offices are located at Klausstr 10, 8008 Zurich, Switzerland (“GAM AG”), together with three private banks, Ehinger & Armand von Ernst AG, Ferrier Lullin & Cie. SA and Banco di Lugano SA, their subsidiaries, and certain other companies (collectively, the “Business”). The closing of the Transaction was completed on 2nd December, 2005. GAM USA is a direct, wholly-owned subsidiary of GAM AG, and GIML is a direct, wholly-owned subsidiary of GAM (U.K.) Limited, which in turn is a wholly-owned subsidiary of GAM AG. GAM Services is a direct, wholly-owned subsidiary of GAM USA. Upon the closing of the Transaction, each of GIML, GAM USA and GAM Services became indirect, wholly-owned subsidiaries of Julius Baer. The Funds may pay commissions to brokers who are affiliated with the Investment Advisers in accordance with procedures adopted by the Board of Directors. For the six months ended 30th June, 2006, the Funds paid a total of $12,324 brokerage commissions to affiliated broker-dealers.

NOTE 3. DIRECTORS AND AUDIT COMMITTEE FEES

The Funds do not pay any compensation to their officers or to any interested directors, or to officers or employees of GIML, GAM USA, GAMCO, GAM Services or their affiliates. Each disinterested director is compensated by each Fund an annual amount as follows:

	GAM International Equity	GAM Asia-Pacific Equity	GAM European Equity	GAMerica	GAM Gabelli Long/Short

Annual Retainer	$4,479	$4,479	$4,479	$4,479	$4,479
Meetings Fee	854	854	854	854	854

NOTE 4. CAPITAL STOCK

At 30th June, 2006, GAM Funds, Inc. had 1,550,000,000 shares of common stock, $0.001 par value authorized. For each of the five Funds, shares were allocated as follows: 260,000,000, 140,000,000 and 75,000,000 shares, respectively, were allocated to each of Class A, Class B and Class C of GAM International Equity; 60,000,000 shares were allocated to Class A of GAM Asia-Pacific Equity; 60,000,000 shares were allocated to Class A of GAM European Equity; 30,000,000, 20,000,000 and 15,000,000 shares, respectively, were allocated to Class A, Class B and Class C of GAMerica; while 25,000,000, 20,000,000, and 10,000,000 shares, respectively, were allocated to Class A, Class B and Class C of GAM Gabelli Long/Short.

29

G A M F U N D S I N C / N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements continued

Changes in each Fund’s capital stock are summarized as follows:

	Class A		Class B		Class C

	Shares	US$	Shares	US$	Shares	US$

GAM International Equity
Six months ending 30th June, 2006
Shares sold	126,365	2,962,009	458	10,868	1,499	34,842
Redemption fees	—	2,428	—	—	—	—
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(940,427)	(21,868,223)	(74,275)	(1,729,934)	(24,853)	(577,420)

Net decrease	(814,062)	(18,903,786)	(73,817)	(1,719,066)	(23,354)	(542,578)

Year ending 31st December, 2005
Shares sold	324,102	6,520,239	12,462	250,860	9,379	187,142
Redemption fees	—	5,438	—	—	—	—
Shares reinvested	28,460	620,993	—	—	—	—
Shares redeemed	(1,611,492)	(32,762,437)	(178,765)	(3,571,138)	(62,846)	(1,285,633)

Net decrease	(1,258,930)	(25,615,767)	(166,303)	(3,320,278)	(53,467)	(1,098,491)

GAM Asia-Pacific Equity
Six months ending 30th June, 2006
Shares sold	154,439	2,202,746
Redemption fees	—	2,145
Shares reinvested	—	—
Shares redeemed	(1,087,164)	(15,438,127)

Net decrease	(932,725)	(13,233,236)

Year ending 31st December, 2005
Shares sold	1,050,654	12,652,430	5,104	55,019	2,779	24,424
Redemption fees	—	1,593	—	—	—	—
Shares reinvested	25,987	283,518	—	—	—	—
Shares redeemed	(499,708)	(5,837,459)	(16,054)	(172,849)	(711)	(6,323)
Shares reorganized (a)	160,074	1,702,480	(92,962)	(1,010,231)	(79,601)	(692,249)

Net increase (decrease)	737,007	8,802,562	(103,912)	(1,128,061)	(77,533)	(674,148)

(a)

Class B, Class C and Class D shares of GAM Asia-Pacific Equity were reorganized into Class A shares on 23rd June, 2005, 26th April, 2005 and 13th August, 2004, respectively. Based upon Class B’s net assets of $10.87 and 92,962 shares outstanding on 23rd June, 2005, the exchange resulted in a total subscription into Class A, at an NAV of $10.72, of 94,202 shares. Based upon Class C’s net assets of $8.70 and 79,601 shares outstanding on 26th April, 2005, the exchange resulted in a total subscription into Class A, at an NAV of $10.50, of 65,872 shares. Based upon Class D’s net assets of $275,187 and 32,067 shares outstanding on 13th August, 2004, the exchange resulted in a total subscription into Class A, at an NAV of $9.19, of 29,947 shares. These reorganizations qualified as tax-free transactions under Section 1036 of the Internal Revenue Code.

30

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GAM

	Class A		Class B		Class C

	Shares	US$	Shares	US$	Shares	US$

GAM European Equity
Six months ending 30th June, 2006
Shares sold	287,271	4,383,295
Redemption fees	—	10,814
Shares reinvested	—	—
Shares redeemed	(1,046,288)	(16,305,231)

Net decrease	(759,017)	(11,911,122)

Year ending 31st December, 2005
Shares sold	486,271	6,725,392	3,305	42,230	6,590	73,213
Redemption fees	—	—	—	—	—	—
Shares reinvested	37,448	525,776	—	—	—	—
Shares redeemed	(543,985)	(7,441,396)	(12,865)	(165,006)	(7,637)	(85,645)
Shares reorganized (b)	138,450	1,812,617	(115,367)	(1,437,497)	(34,327)	(375,120)

Net increase (decrease)	118,184	1,622,389	(124,927)	(1,560,273)	(35,374)	(387,552)

(b)

Class B and Class C shares of GAM European Equity were reorganized into Class A shares on 26th April, 2005. Based upon Class B’s net assets of $12.46 and 115,367 shares outstanding on 26th April, 2005, the exchange resulted in a total subscription into Class A, at an NAV of $13.09, of 109,798 shares. Based upon Class C’s net assets of $10.93 and 34,327 shares outstanding on 26th April, 2005, the exchange resulted in a total subscription into Class A, at an NAV of $13.09, of 28,652 shares. These reorganizations qualified as tax-free transactions under Section 1036 of the Internal Revenue Code.

31

G A M F U N D S I N C / N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements continued

	Class A		Class B		Class C

	Shares	US$	Shares	US$	Shares	US$

GAMerica
Six months ending 30th June, 2006
Shares sold	122,887	3,398,291	1,865	49,265	167	4,415
Redemption fees	—	—	—	—	—	—
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(480,023)	(13,071,451)	(59,445)	(1,529,149)	(47,653)	(1,192,312)

Net decrease	(357,136)	(9,673,160)	(57,580)	(1,479,884)	(47,486)	(1,187,897)

Year ending 31st December, 2005
Shares sold	125,492	3,078,541	1,942	48,684	1,101	26,548
Shares reinvested	42,964	1,123,786	6,816	171,936	3,987	99,345
Shares redeemed	(758,268)	(18,054,015)	(137,980)	(3,147,346)	(117,808)	(2,675,588)

Net decrease	(589,812)	(13,851,688)	(129,222)	(2,926,726)	(112,720)	(2,549,695)

GAM Gabelli Long/Short
Six months ending 30th June, 2006
Shares sold	66,258	630,133	—	—	24,649	226,028
Redemption fees	—	—	—	—	—	—
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(565,177)	(5,287,663)	(71,632)	(671,742)	(255,772)	(2,377,111)

Net decrease	(498,919)	(4,657,530)	(71,632)	(671,742)	(231,123)	(2,151,083)

Year ending 31st December, 2005
Shares sold	404,599	3,647,618	—	—	151,704	1,353,905
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(1,156,502)	(10,455,224)	(175,476)	(1,569,628)	(466,954)	(4,149,035)

Net decrease	(751,903)	(6,807,606)	(175,476)	(1,569,628)	(315,250)	(2,795,130)

NOTE 5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales of investment securities for the six months ended 30th June, 2006 excluding short-term securities, were as follows:

	GAM International Equity	GAM Asia-Pacific Equity	GAM European Equity	GAMerica	GAM Gabelli Long/Short

In US$
Purchases	33,991,029	14,535,789	24,201,899	3,060,557	8,638,456
Sales	50,454,238	23,811,981	36,361,173	15,237,055	30,775,327

NOTE 6. INCOME TAXES

At 30th June, 2006 the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income tax purposes, were as follows:

	GAM International Equity	GAM Asia-Pacific Equity	GAM European Equity	GAMerica	GAM Gabelli Long/Short

In US$
Appreciation	17,291,862	5,153,167	2,332,491	19,563,071	4,965,382
Depreciation	(987,543)	(714,871)	(166,881)	(5,566,173)	(1,477,798)

Net	16,304,319	4,438,296	2,165,610	13,996,898	3,487,584

Cost for Federal
Income Tax Purposes	77,179,359	24,621,381	27,562,734	28,581,307	26,704,357

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GAM

At 30th June, 2006 the Funds had net unrealized appreciation and depreciation on future contracts and foreign currency translations of assets and liabilities other than investments as follows:

	GAM International Equity	GAM Asia-Pacific Equity	GAM European Equity	GAMerica	GAM Gabelli Long/Short

In US$	(9,217)	2,459	6,631	—	(66,636)

At 31st December, 2005 the Funds had tax basis net capital losses as follows. These losses may be carried over to offset future capital gains through the expiration dates shown:

Expiration Date	GAM International Equity	GAM Asia-Pacific Equity	GAM European Equity	GAMerica	GAM Gabelli Long/Short

In US$
31st December, 2013	—	—	—	—	—
31st December, 2012	—	—	—	—	—
31st December, 2011	(11,930,676)	(495,715)	—	—	—
31st December, 2010	(24,689,511)	(2,205,673)	—	—	(12,966,096)
31st December, 2009	(70,318,349)	(2,962,154)	—	—	—
31st December, 2008	—	—	—	—	—
31st December, 2007	—	(483,512)	—	—	—
31st December, 2006	—	(11,138,917)	—	—	—

Total	(106,938,536)	(17,285,971)	—	—	(12,966,096)

During the current fiscal year GAM International Equity, GAM Asia-Pacific Equity, GAM European Equity and GAM Gabelli Long/Short utilized $19,033,573, $2,469,977, $3,819,607 and $1,484,820 of capital loss carryforwards, respectively, to offset current year net realized gains.

In accordance with U.S. Treasury regulations, the following funds have elected to defer net realized foreign currency losses, passive foreign investment company (“PFIC”) losses and capital losses incurred after 31st October, 2005. Such losses are treated for tax purposes as incurred on 1st January, 2006.

Fund	Foreign Currency Losses	PFIC Losses	Capital Losses

GAM International Equity	20,121	—	—
GAM Asia-Pacific Equity	—	8,854	—
GAM Gabelli Long/Short	2,768	—	238,197

At 31st December, 2005, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income	Undistributed Net Realized Gains	Net Capital Paid In

GAM International Equity	31,107	139,380	(170,487)
GAM Asia-Pacific Equity	284,424	(284,424)	—
GAM European Equity	(116,650)	116,650	—
GAMerica	599,060	(304,508)	(294,552)
GAM Gabelli Long/Short	478,228	4,039	(482,267)

These differences are primarily due to tax treatment of foreign currency transactions, net operating losses, distributions in excess of net investment income, adjustment for disposition of passive foreign investment companies and adjustment for investments in real estate investment trusts.

DISTRIBUTIONS TO SHAREHOLDERS

During the year ended 31st December, 2005, $763,130, $328,103, $148,127, and $344,195 of distributions from ordinary income were paid from GAM International Equity, GAM Asia-Pacific Equity and GAM European Equity, respectively; and $479,706 and $1,593,267 of distributions from capital gain income were paid from GAM European Equity and GAMerica, respectively.

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Notes to Financial Statements continued

At 31st December, 2005, the other components of net assets (excluding paid in capital) on a tax basis were as follows:

Undistributed ordinary income for GAM Asia-Pacific Equity was $59,099 and GAM European Equity was $175,730. Undistributed long-term capital gains for GAM European Equity was $1,191,591 and GAMerica was $3,164,430.

The differences in GAM International Equity, GAM Asia-Pacific Equity, GAM European Equity, GAMerica, and GAM Gabelli Long/Short between book and tax basis unrealized appreciation (depreciation) was primarily attributable to wash sales, PFIC mark-to-market and forwards mark-to-market.

NOTE 7. FORWARDS, FUTURES, AND WRITTEN OPTIONS

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date. At 30th June, 2006, the Funds had no outstanding forward contracts.

Futures: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date.

At 30th June, 2006 GAM Gabelli Long/Short had outstanding futures contracts as follows:

	Number of Contracts	Position	Expiration Month	Notional Amount	Market Value	Net Unrealized Depreciation

GAM Gabelli Long/Short					US$	US$
DJ Euro Stoxx 50 Futures	15	Short	September 2006	4,731,000	4,664,250	(66,750)

At 30th June, 2006, GAM Gabelli Long/Short had sufficient cash and/or securities to cover initial margin requirements on open futures contracts.

Written Options: The Funds had no transactions in written options for the six months ended 30th June, 2006.

NOTE 8. PORTFOLIO RISKS

FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

FINANCIAL INSTRUMENTS

During the period, several of the Funds have been a party to financial instruments with off-balance sheet risks, including forward foreign currency contracts, written options, and futures contracts. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds’ involvement in such contracts. Forward foreign currency contracts and futures contracts are primarily used in an attempt to minimize the risk to the Funds in respect of its portfolio transactions. A risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised.

SECURITIES SOLD SHORT

Short sales by the Funds involve risk. If a Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities sold short with securities with a greater value than the amount received from the sale. As a result, losses from short sales may be unlimited, whereas losses from long positions can equal only the total amount invested.

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GAM

CONCENTRATION OF CREDIT RISK

At 30th June, 2006, GAM European Equity and GAM Gabelli Long/Short had a time deposit with Wachovia (Grand Cayman) representing 12.9% and 17.5% of the Fund’s net assets, respectively.

NOTE 9. SUBSEQUENT EVENTS

Annual Distributions– On 9th August, 2006, distributions were paid to shareholders of record 4th August, 2006 in the following amounts:

Fund	Per Share

GAMerica–Class A	$2.0823
GAMerica–Class B	$2.0823
GAMerica–Class C	$2.0823
GAM European Equity–Class A	$0.7595
GAM Asia- Pacific Equity–Class A	$0.0312

Plan of Dissolution and Liquidation

On 12th May, 2006 and 14th June, 2006, the Board of Directors (the “Board”) of GAM Funds, Inc. (the “Company”), including all of the Directors who are not “interested directors” as that term is defined in the Investment Company Act of 1940, as amended, approved a Plan of Dissolution and Liquidation (the “Plan”) providing for the complete dissolution, liquidation and termination of the Company and of each series of shares of the Company: GAM International Equity; GAM Asia-Pacific Equity; GAM European Equity; GAMerica; and GAM Gabelli Long/Short (each, a “Fund”). The Plan is to become effective with respect to (i) each Fund, subject to approval by a majority of the outstanding shares of the relevant Fund entitled to vote on such matter, and (ii) the Company, subject to approval by a majority of the outstanding shares of the Company that are entitled to vote on such matter and; provided that the shareholders of each Fund have approved the Plan with respect to each such Fund.

At a special meeting of shareholders of the Company held on 27th July, 2006, shareholders of each of GAMerica, GAM European Equity and GAM Asia-Pacific Equity approved the Plan providing for the complete dissolution, liquidation and termination of each respective Fund. The special meeting of shareholders of each of GAM International Equity and GAM Gabelli Long/Short scheduled for 27th July, 2006 was adjourned to and is scheduled for 24th August, 2006.

35

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Notes to Financial Statements continued

NOTE 10. FINANCIAL HIGHLIGHTS

GAM INTERNATIONAL EQUITY

	CLASS A

	2006(a)		2005	2004	2003	2002	2001

Net asset value, beginning of period	$21.98		$19.59	$16.65	$12.79	$15.11	$20.02

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.13		0.19	0.02	0.05	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	1.33		2.37	2.92	3.97	(2.35)	(4.88)

Total from investment operations	1.46		2.56	2.94	4.02	(2.33)	(4.91)

LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.17)	— (d)	(0.16)	—	—

Total distributions	—		(0.17)	—	(0.16)	—	—

Redemption fees (b)	—		—	—	—	0.01	—

Net asset value, end of period	$23.44		$21.98	$19.59	$16.65	$12.79	$15.11

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	6.64%		13.09%	17.68%	31.44%	(15.35)%	(24.53)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$83.6		$96.3	$107.9	$101.4	$109.0	$190.0
Ratio of expenses to average net assets	1.92	%(c)(e)	1.94%	2.14%	2.38%	2.25%	2.01%
Ratio of net investment income (loss) to average net assets	1.09	%(e)	0.93%	0.12%	0.41%	0.17%	(0.16)%
Portfolio turnover rate	35%		81%	114%	78%	55%	105%

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G A M F U N D S I N C / N O T E S T O F I N A N C I A L S T A T E M E N T S

GAM

	CLASS B

	2006(a)		2005	2004	2003	2002	2001

Net asset value, beginning of period	$21.92		$19.42	$16.61	$12.77	$15.21	$20.28

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.05		0.07	(0.09)	(0.04)	(0.07)	(0.14)
Net realized and unrealized gain (loss) on investments	1.33		2.43	2.90	3.93	(2.37)	(4.93)

Total from investment operations	1.38		2.50	2.81	3.89	(2.44)	(5.07)

LESS DISTRIBUTIONS
Dividends from net investment income	—		— (d)	— (d)	(0.05)	—	—

Total distributions	—		—	—	(0.05)	—	—

Redemption fees (b)	—		—	—	—	—	—

Net asset value, end of period	$23.30		$21.92	$19.42	$16.61	$12.77	$15.21

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	6.30%		12.89%	16.94%	30.51%	(16.04)%	(25.00)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$6.9		$8.1	$10.4	$11.2	$11.0	$18.0
Ratio of expenses to average net assets	2.56	%(c)(e)	2.55%	2.82%	3.07%	2.94%	2.67%
Ratio of net investment income (loss) to average net assets	0.44	%(e)	0.33%	(0.53)%	(0.29)%	(0.53)%	(0.83)%
Portfolio turnover rate	35%		81%	114%	78%	55%	105%

	CLASS C

	2006(a)		2005	2004	2003	2002	2001

Net asset value, beginning of period	$22.10		$19.62	$16.76	$12.88	$15.35	$20.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.03		0.02	(0.07)	(0.05)	(0.08)	(0.14)
Net realized and unrealized gain (loss) on investments	1.34		2.46	2.93	3.96	(2.39)	(4.98)

Total from investment operations	1.37		2.48	2.86	3.91	(2.47)	(5.12)

LESS DISTRIBUTIONS
Dividends from net investment income	—		—	– (d)	(0.03)	—	—

Total distributions	—		—	—	(0.03)	—	—

Redemption fees (b)	—		—	—	—	—	—

Net asset value, end of period	$23.47		$22.10	$19.62	$16.76	$12.88	$15.35

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	6.15%		12.64%	17.08%	30.34%	(16.09)%	(25.01)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$4.0		$4.3	$4.9	$6.0	$7.0	$12.0
Ratio of expenses to average net assets	2.79	%(c)(e)	2.78%	2.73%	3.18%	2.99%	2.71%
Ratio of net investment income (loss) to average net assets	0.24	%(e)	0.10%	(0.42)%	(0.39)%	(0.57)%	(0.85)%
Portfolio turnover rate	35%		81%	114%	78%	55%	105%

(a)	For the six months ended 30th June, 2006 (unaudited).
(b)	Net investment income and redemption fees per share have been determined based on the weighted average shares outstanding method.
(c)

After fees waiver by the Advisor. Had management not undertaken such action the annualized ratio of expenses to average net assets would have been 2.02%, 2.66% and 2.89% for class A, B and C, respectively.

(d)	Amount less than $0.005 per share. (e) Annualized.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

37

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Notes to Financial Statements continued

GAM ASIA-PACIFIC EQUITY

	CLASS A

	2006(a)		2005	2004		2003	2002	2001

Net asset value,
beginning of period	$13.50		$10.79	$9.04		$6.92	$7.90	$9.57

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)	(0.01)		(0.03)	(0.02)		(0.01)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	0.47		2.87	1.92		2.34	(0.86)	(1.56)

Total from investment operations	0.46		2.84	1.90		2.33	(0.98)	(1.67)

LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.13)	(0.15)		(0.22)	—	—

Total distributions	—		(0.13)	(0.15)		(0.22)	—	—

Redemption fees (b)	—		—	—		0.01	—	—

Net asset value, end of period	$13.96		$13.50	$10.79		$9.04	$6.92	$7.90

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	3.41%		26.64%	21.09%		33.83%	(12.41)%	(17.45)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$28.6		$40.2	$24.2		$11.2	$7.2	$8.0
Ratio of expenses to average net assets	1.93	%(c)(e)	2.12%	2.51	%(d)	3.07%	3.70%	3.37%
Ratio of net investment income loss to average net assets	(0.18	)%(e)	(0.29)%	(0.23)%		(0.19)%	(1.58)%	(1.26)%
Portfolio turnover rate	38%		92%	68%		36%	38%	51%

(a)	For the six months ended 30th June, 2006 (unaudited).
(b)	Net investment income and redemption fees per share have been determined based on the weighted average shares outstanding method.
(c)	After fees waiver by the Advisor. Had management not undertaken such action the annualized ratio of expenses to average net assets would have been 2.03% for Class A.
(d)	After reimbursement by the Investment Advisor. Had the Investment Advisor not undertaken such action the annualized ratio of expenses to average net assets would have been 2.97% for Class A.
(e)	Annualized.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

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GAM

GAM EUROPEAN EQUITY

	CLASS A

	2006(a)		2005	2004	2003	2002	2001

Net asset value,
beginning of period	$14.09		$13.03	$10.62	$8.10	$9.57	$12.18

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.13		0.11	0.01	(0.02)	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	1.67		1.21	2.40	2.54	(1.45)	(2.52)

Total from investment operations	1.80		1.32	2.41	2.52	(1.47)	(2.59)

LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.06)	— (d)	—	—	—
Distributions from net realized gains	—		(0.20)	—	—	—	(0.02)

Total distributions	—		(0.26)	—	—	—	(0.02)

Redemption fee (b)	0.01		—	—	—	—	—

Net asset value, end of period	$15.90		$14.09	$13.03	$10.62	$8.10	$9.57

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	12.92%		10.19%	22.71%	31.11%	(15.36)%	(21.29)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$29.4		$36.7	$32.4	$22.8	$18.0	$20.0
Ratio of expenses to average net assets	1.96	%(c)(e)	2.05%	2.54%	2.84%	2.58%	2.72%
Ratio of net investment income (loss) to average net assets	1.63	%(e)	0.82%	0.05%	(0.22)%	(0.21)%	(0.66)%
Portfolio turnover rate	69%		83%	96%	94%	65%	92%

(a)	For the six months ended 30th June, 2006 (unaudited).
(b)	Net investment income and redemption fees per share have been determined based on the weighted average shares outstanding method.
(c)	After fees waiver by the Advisor. Had management not undertaken such action the annualized ratio of expenses to average net assets would have been 2.06% for Class A.
(d)	Amount less than $0.005 per share.
(e)	Annualized.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

39

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Notes to Financial Statements continued

GAMERICA

	CLASS A

	2006(a)		2005	2004	2003	2002	2001

Net asset value, beginning of period	$26.85		$23.75	$24.36	$17.85	$21.94	$22.49

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.15)		(0.23)	(0.20)	(0.21)	(0.18)	0.03
Net realized and unrealized gain (loss) on investments	(0.88)		4.08	0.22	6.72	(3.91)	(0.57)

Total from investment operations	(1.03)		3.85	0.02	6.51	(4.09)	(0.54)

LESS DISTRIBUTIONS
Distributions from net realized gains	—		(0.75)	(0.63)	—	—	(0.01)

Total distributions	—		(0.75)	(0.63)	—	—	(0.01)

Net asset value, end of period	$25.82		$26.85	$23.75	$24.36	$17.85	$21.94

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	(3.84)%		16.30%	0.10%	36.47%	(18.64)%	(2.42)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$32.7		$43.6	$52.5	$86.7	$73.0	$98.0
Ratio of expenses to average net assets	1.81	%(c)(d)	1.89%	1.84%	1.88%	1.88%	1.84%
Ratio of net investment income (loss) to average net assets	(1.09	)%(d)	(0.97)%	(0.85)%	(1.00)%	(0.91)%	0.12%
Portfolio turnover rate	6%		6%	8%	4%	1%	14%

40

G A M F U N D S I N C / N O T E S T O F I N A N C I A L S T A T E M E N T S

GAM

	CLASS B

	2006(a)		2005	2004	2003	2002	2001

Net asset value, beginning of period	$25.84		$23.04	$23.81	$17.58	$21.75	$22.46

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.24)		(0.38)	(0.35)	(0.34)	(0.32)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.84)		3.93	0.21	6.57	(3.85)	(0.57)

Total from investment operations	(1.08)		3.55	(0.14)	6.23	(4.17)	(0.70)

LESS DISTRIBUTIONS
Distributions from net realized gains	—		(0.75)	(0.63)	—	—	(0.01)

Total distributions	—		(0.75)	(0.63)	—	—	(0.01)

Net asset value, end of period	$24.76		$25.84	$23.04	$23.81	$17.58	$21.75

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	(4.18)%		15.50%	(0.57)%	35.44%	(19.17)%	(3.14)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$6.4		$8.2	$10.2	$14.5	$12.0	$17.0
Ratio of expenses to average net assets	2.51	%(c)(d)	2.56%	2.53%	2.58%	2.59%	2.54%
Ratio of net investment income (loss) to average net assets	(1.80	)%(d)	(1.64)%	(1.53)%	(1.70)%	(1.61)%	(0.59)%
Portfolio turnover rate	6%		6%	8%	4%	1%	14%

	CLASS C

	2006(a)		2005	2004	2003	2002	2001

Net asset value, beginning of period	$25.55		$22.84	$23.63	$17.45	$21.59	$22.30

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.27)		(0.43)	(0.37)	(0.35)	(0.32)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.83)		3.89	0.21	6.53	(3.82)	(0.58)

Total from investment operations	(1.10)		3.46	(0.16)	6.18	(4.14)	(0.70)

LESS DISTRIBUTIONS
Distributions from net realized gains	—		(0.75)	(0.63)	—	—	(0.01)

Total distributions	—		(0.75)	(0.63)	—	—	(0.01)

Net asset value, end of period	$24.45		$25.55	$22.84	$23.63	$17.45	$21.59

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	(4.31)%		15.22%	(0.66)%	35.42%	(19.18)%	(3.17)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$2.8		$4.1	$6.3	$11.0	$9.0	$14.0
Ratio of expenses to average net assets	2.78	%(c)(d)	2.79%	2.62%	2.63%	2.60%	2.54%
Ratio of net investment income (loss) to average net assets	(2.06	)%(d)	(1.88)%	(1.63)%	(1.75)%	(1.62)%	(0.57)%
Portfolio turnover rate	6%		6%	8%	4%	1%	14%

(a)	For the six months ended 30th June, 2006 (unaudited).
(b)	Net investment income and redemption fees per share have been determined based on the weighted average shares outstanding method.
(c)

After fees waiver by the Advisor. Had management not undertaken such action the annualized ratio of expenses to average net assets would have been 1.91%, 2.61% and 2.88% for class A, B and C, respectively.

(d)	Annualized.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

41

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Notes to Financial Statements continued

GAM GABELLI LONG/SHORT

	CLASS A

	2006(a)		2005	2004	2003		2002(c)

Net asset value, beginning of period	$8.93		$9.12	$8.27	$7.33		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)	(0.07)		(0.08)	(0.10)	(0.08)		—
Net realized and unrealized gain (loss) on investments	0.85		(0.11)	0.95	1.02		(2.67)

Total from investment operations	0.78		(0.19)	0.85	0.94		(2.67)

Net asset value, end of period	$9.71		$8.93	$9.12	$8.27		$7.33

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	8.73%		(2.08)%	10.28%	12.82%		(26.70)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$14.6		$17.9	$25.1	$21.0		$12.0
Ratio of expenses to average net assets	2.61	%(e)	3.02%	2.74%	2.58	%(d)	2.28	%(d)(e)
Ratio of net investment loss to average net assets	(1.49	)%(e)	(0.87)%	(1.15)%	(1.09)%		(0.08	)%(e)
Portfolio turnover rate	28%		60%	101%	202%		623%

42

G A M F U N D S I N C / N O T E S T O F I N A N C I A L S T A T E M E N T S

GAM

	CLASS B

	2006(a)		2005	2004	2003		2002(c)

Net asset value, beginning of period	$8.81		$9.05	$8.26	$7.32		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)	(0.10)		(0.14)	(0.16)	(0.06)		(0.03)
Net realized and unrealized gain (loss) on investments	0.84		(0.10)	0.95	1.00		(2.65)

Total from investment operations	0.74		(0.24)	0.79	0.94		(2.68)

Net asset value, end of period	$9.55		$8.81	$9.05	$8.26		$7.32

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	8.40%		(2.65)%	9.56%	12.84%		(26.80)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$3.7		$4.1	$5.8	$8.0		$11.0
Ratio of expenses to average net assets	3.20	%(e)	3.65%	3.41%	2.36	%(d)	2.82	%(d)(e)
Ratio of net investment loss to average net assets	(2.07	)%(e)	(1.54)%	(1.88)%	(0.85)%		(0.63	)%(e)
Portfolio turnover rate	28%		60%	101%	202%		623%

	CLASS C

	2006(a)		2005	2004	2003		2002(c)

Net asset value, beginning of period	$8.79		$9.04	$8.25	$7.31		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)	(0.10)		(0.14)	(0.16)	(0.06)		(0.03)
Net realized and unrealized gain (loss) on investments	0.84		(0.11)	0.95	1.00		(2.66)

Total from investment operations	0.74		(0.25)	0.79	0.94		(2.69)

Net asset value, end of period	$9.53		$8.79	$9.04	$8.25		$7.31

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	8.42%		(2.77)%	9.58%	12.86%		(26.90)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$8.9		$10.2	$13.4	$12.0		$18.0
Ratio of expenses to average net assets	3.33	%(e)	3.74%	3.48%	2.29	%(d)	2.80	%(d)(e)
Ratio of net investment loss to average net assets	(2.21	)%(e)	(1.62)%	(1.89)%	(0.78)%		(0.61	)%(e)
Portfolio turnover rate	28%		60%	101%	202%		623%

(a)	For the six months ended 30th June, 2006 (unaudited).
(b)	Net investment income and redemption fees per share has been determined based on the weighted average shares outstanding method.
(c)

For the period from 29th May, 2002 (commencement of operations) to 31st December. Effective 9th October, 2002, the Fund terminated its advisory agreement with GAM USA, and appointed GAM International Management Ltd. and GAMCO Investors, Inc. As the Fund’s Co-Investment Advisors.

(d)

After reimbursement by the Co-Investment Advisors. Had the Co-Investment Advisors not taken such action the annualized ratio of expenses to average net assets would have been 3.35%, 4.13% and 4.09% and 3.28%, 4.01% and 3.97% for Class A, B and C for 2002 and 2003, respectively.

(e)	Annualized.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

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G A M F U N D S I N C / N O T E S T O F I N A N C I A L S T A T E M E N T S

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Additional Information (unaudited)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Funds will file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-426-4685.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Funds’ proxy voting policies and procedures, and their proxy voting record without charge, upon request by contacting the Funds directly at 1-800-426-4685, online on the Fund’s Web site: www.gam.com, or on the EDGAR Database on the SEC’s website (http://www.sec.gov).

47

G A M F U N D S I N C / A D D I T I O N A L I N F O R M A T I O N

Board of Directors

	ANDREW HANGES	ADDRESS OF THE COMPANY
	President, GAM Funds, Inc.	135 East 57th Street
	Chief Operating Officer	New York, NY 10022
GAM Group
Tel: (212) 407–4600
	GEORGE W. LANDAU	1–800–426–4685 (toll free)
	President,	Fax: (212) 407–4684
Council of Advisors, Latin America
	Guardian Industries	REGISTRAR AND TRANSFER AGENT
GAM Funds, Inc.
	ROLAND WEISER	c/o BFDS
	Chairman of the Board of Trustees	P.O. Box 8264
	Visual Arts Center of New Jersey	Boston, MA 02266-8264
Summit, NJ

The Funds’ Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request, by calling the toll-free number 1-800-426-4685.

ROBERT J. MCGUIRE, ESQ.
Attorney
New York, NY

Copies of this report may be obtained from the Fund, from the Transfer Agent or from:

GAM Services Inc.
Principal Underwriter
135 East 57th Street
New York, NY 10022
Tel: (212) 407-4600

ON INTERNET;
Information on GAM’s SEC–
registered funds –www.gam.com
Email enquiries on GAM – usinfo@gam.com

GAM–SEC–SAR
2006

Item 2. Code of Ethics.

As of Junel 30, 2006, the Registrant has adopted a code of ethics that applies to the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. During the period ended June 30, 2006, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of its code of ethics is filed with this Form N-CSRS under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Items 5. Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Items 8. Portfolio Managers of Closed-Ended Management Investments Companies

Not applicable to this filing.

Items 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Items 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal half-year (the

2

Registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics is attached.

(a)(2)

Separate certifications for the Registrant’s of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(b)

Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSRS with the Commission.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAM Funds Inc.

By (Signature and Title) /s/ Andrew Hanges

Andrew Hanges President (Principal Executive Officer)

Date September 8, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Craig Giunta

Craig Giunta Treasurer (Principal Financial Officer)

Date September 7, 2006

By (Signature and Title) /s/ Andrew Hanges

Andrew Hanges President (Principal Executive Officer)

Date September 7, 2006

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